Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 2,971
Interest cost	(94)	$ (101)	$ (113)
Actuarial gains/(losses) - demographic assumptions	108	(472)
Defined benefit obligation at 31 December	2,665	2,971
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	8,410	7,952	7,594
Current service costs	(72)	(74)	(73)
Interest cost	322	340	347
Past service gain/(cost)	(3)	17	8
Assets distributed on settlements	45	6	174
Benefits paid	493	502	482
Contribution by plan participants	3	4	4
Acquisition and disposal through business combination			(260)
Actuarial gains/(losses) - demographic assumptions	27	24	(1)
Actuarial gains/(losses) - financial assumptions	350	(264)	(607)
Experience adjustments	14	(21)	37
Exchange differences	313	(343)	256
Transfers and other movements		(39)	23
Defined benefit obligation at 31 December	7,568	8,410	7,952
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	5,623	5,177	5,075
Interest cost	225	239	249
Administration costs	(14)	(22)	(24)
Assets distributed on settlements	45	7	164
Return on plan assets exceeding interest income	(333)	233	297
Benefits paid	493	502	478
Contributions by AB InBev	307	315	302
Contribution by plan participants	3	4	4
Acquisition and disposal through business combination			68
Exchange differences	(214)	214	(155)
Transfers and other movements		(28)	3
Defined benefit obligation at 31 December	$ 5,059	$ 5,623	$ 5,177